ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

The following table provides a summary of the Company’s accounts receivable and the allowance for credit losses as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Accounts receivable	18,667,665	54,337,861	6,966,392
Less: allowance for credit losses	(1,001,086)	(8,727,283)	(1,118,882)
Net accounts receivable	17,666,579	45,610,578	5,847,510

Movement in the Allowance for Credit Losses

The movement in the allowance for credit losses for the years ended December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Beginning balance	493,720	1,001,086	128,344
Addition	507,230	7,726,197	990,538
Reallocation from credit losses on amount due from a related party (Note 7(ii))	136	-	-
Ending balance	1,001,086	8,727,283	1,118,882

The Company utilizes a portfolio analysis approach to estimate the allowance for credit losses, grouping accounts receivable into pools based on shared risk characteristics such as customer type, geographic location, industry, and historical payment patterns. The allowance for credit losses is determined using historical loss rates, adjusted for current conditions and reasonable, supportable forward-looking information, including macroeconomic factors such as industry trends, market volatility, and the broader economic environment.

The Company monitors credit risk on a portfolio basis and evaluates the adequacy of the allowance for credit losses on a quarterly basis. Any adjustments to the allowance are based on the overall risk profile of the portfolios and reflect management’s best estimate of potential credit losses.